Submission	Nov. 12, 2026
Submission [Line Items]
Central Index Key	0001513525
Registrant Name	Azora Therapeutics, Inc. (DE)
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES